Expense Example	Jan. 27, 2026 USD ($)
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 749
Expense Example, with Redemption, 3 Years	1,115
Expense Example, with Redemption, 5 Years	1,504
Expense Example, with Redemption, 10 Years	2,589
Absolute Capital Asset Allocator Fund | Absolute Capital Asset Allocator Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	160
Expense Example, with Redemption, 3 Years	496
Expense Example, with Redemption, 5 Years	855
Expense Example, with Redemption, 10 Years	1,867
Absolute Capital Asset Allocator Fund | The Teberg Fund No-Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	260
Expense Example, with Redemption, 3 Years	799
Expense Example, with Redemption, 5 Years	1,365
Expense Example, with Redemption, 10 Years	2,905
The Teberg Fund | The Teberg Fund No-Load Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	206
Expense Example, with Redemption, 3 Years	664
Expense Example, with Redemption, 5 Years	1,147
Expense Example, with Redemption, 10 Years	2,483
The Teberg Fund | The Teberg Fund Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	292
Expense Example, with Redemption, 3 Years	895
Expense Example, with Redemption, 5 Years	1,523
Expense Example, with Redemption, 10 Years	3,214
Absolute Capital Defender Fund | Absolute Capital Defender Fund Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	777
Expense Example, with Redemption, 3 Years	1,210
Expense Example, with Redemption, 5 Years	1,667
Expense Example, with Redemption, 10 Years	2,930
Absolute Capital Defender Fund | Absolute Capital Defender Fund Institutional Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	189
Expense Example, with Redemption, 3 Years	597
Expense Example, with Redemption, 5 Years	1,031
Expense Example, with Redemption, 10 Years	2,238
Absolute Capital Defender Fund | Absolute Capital Defender Fund Investor Class Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	289
Expense Example, with Redemption, 3 Years	900
Expense Example, with Redemption, 5 Years	1,537
Expense Example, with Redemption, 10 Years	$ 3,247